Derivative Liabilities - Schedule of Derivative Liabilities Based Upon Management Assumptions (Details) (10-K) - Derivative Financial Instruments, Liabilities [Member]	12 Months Ended
Dec. 31, 2017
Commitment Date [Member]
Derivatives, Fair Value [Line Items]
Expected dividends:	0.00%
Expected volatility:	134.00%
Expected term in years	5 months 1 day
Risk free interest rate:	1.19%
Remeasurement Date [Member]
Derivatives, Fair Value [Line Items]
Expected dividends:	0.00%
Minimum [Member] | Remeasurement Date [Member]
Derivatives, Fair Value [Line Items]
Expected volatility:	130.00%
Expected term in years	1 month 24 days
Risk free interest rate:	1.25%
Maximum [Member] | Remeasurement Date [Member]
Derivatives, Fair Value [Line Items]
Expected volatility:	169.00%
Expected term in years	4 months 9 days
Risk free interest rate:	1.39%